Pay vs Performance Disclosure - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (4,334,586)	$ (3,420,941)	$ (3,035,345)	$ (3,001,388)	$ (7,755,527)	$ (6,036,733)